Metropolitan Tower Life Insurance Company 200 Park Ave New York, NY 10166

Robin Wagner Assistant General Counsel

VIA EDGAR TRANSMISSION

November 20, 2020

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attn: Sonny Oh, Esq.

Senior Counsel, Division of Investment Management – Disclosure Review and Accounting Office

Re:	Metropolitan Tower Life Insurance Company

Separate Account Two

Post-Effective Amendment No. 18 to Registration Statement No. 2-95019

To the Commission:

On behalf of Separate Account Two (the “Separate Account”) of Metropolitan Tower Life Insurance Company (the “Company), transmitted herewith for filing is Separate Account Two’s Post-Effective Amendment No. 18 (the “Amendment”) to its Registration Statement on Form N-6 (“Registration Statement) with respect to interests in the Separate Account offered under Flexible Premium Multifunded Life Insurance Policies issued by the Separate Account (the “Contract”).

By way of background, sales of the Contract were discontinued on May 1, 1992. The Company applied for No-Action relief, which was granted by the Commission on April 26, 1995.i Pursuant to the No-Action relief, the Company discontinued filing updated post-effective amendments under the Securities Act of 1933 Act (“1933 Act”) and the Investment Company Act of 1940 and discontinued providing updated prospectuses to existing owners of the Contracts, subject to the terms of the No-Action relief. In addition to complying with the terms of the No-Action relief, the Company voluntarily filed supplements to the prospectus with the Commission and distributed these supplements to existing owners from time to time in order to provide updates to administrative and informational disclosures to existing owners, such as information relating to submission of transaction requests, updated tax information and updated underlying investment option information.

On March 11, 2020, the Commission adopted rule and form amendments intended to help investors make informed decisions regarding variable life insurance contracts by modernizing disclosures and using a layered disclosure approach designed to provide investors with key information relating to contract terms, benefits and risks.ii As part of the rule and form amendments, the Commission discontinued the ability for companies to rely upon previous No-Action relief for contracts where sales had been discontinued but where there were 5,000 investors or more as of July 1, 2020.

Since there are more than 5,000 existing contract owners of the Contract, the Company is filing the Amendment and plans to comply with all necessary requirements so that going forward beginning on or about May 1, 2021, it may provide existing contract owners with an Updating Summary Prospectus.

The current filing is made under Rule 485(a) and includes updated information, much of which has been reflected in supplements to the prospectus that have been previously provided to existing contract owners. Other formatting updates have been made to comply with the new Form N-6 requirements such as items 2, 3, 4 and 18 of Form N-6.

The Company looks forward to receiving the Staff’s comments on the Amendment. The Company intends to file additional post-effective amendments and delaying amendments under Rule 485, with the ultimate goal of going effective on or about May 1, 2021.

If you have any questions or comments regarding the Amendment, please call W. Thomas Conner of Vedder Price at (202) 312-3331.

Sincerely,

METROPOLITAN TOWER LIFE INSURANCE COMPANY

By: /s/ [Robin Wagner]

Name: [Robin Wagner]

Title:   [Assistant General Counsel]

[i]

SEC Reference No. IP-2-95: Metropolitan Life Insurance Company (“ MetLife”) ; MetLife Separate Account E (File No. 2-90380); MetLife Separate Account UL (File No. 33-32813); Metropolitan Tower Life Insurance Company (“Met Tower”); and Met Tower Separate Account Two (File No. 2-95019), available at https://www.sec.gov/divisions/investment/noaction/1995/metropolitanlife042695.pdf

ii	Release Nos. 33-10765;34-88358; IC-33814; File No. S7-23-18. https://www.sec.gov/rules/final/2020/33-10765.pdf